Expenses by Nature - Detailed Information about Expenses by Nature (Parenthetical) (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Expenses by nature [abstract]
Export withholdings	$ 1,612.0	$ 1,317.0	$ 1,220.0
Fees and remunerations of the Directors and Statutory Auditors of YPF	48.8	126.0	140.0	$ 123.0
Fees approved by General and Extraordinay Shareholders' Meeting of YPF	48.3	127.0	146.0
Research and development expense	$ 449.0	$ 400.0	$ 270.0